Investment Objectives and Goals - Tuttle Capital Heavy Assets Low Obsolescence ETF	May 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Magnificent 10 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital Magnificent 10 ETF (the “Fund”) seeks long-term capital appreciation.